STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
Mar. 31, 2013
Stockholders' Equity Note, Stock Split	1.25 for 1
Share Price	$ 8
Shares Subject To Redemption	4,394,533